Financial liabilities designated at fair value through profit or loss (IFRS9) (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Financial liabilities designated at fair value through profit or loss (IFRS9) [Line Items]
Financial liabilities designated at fair value through profit or loss (IFRS9)	[1]	₩ 9,409,456	₩ 8,535,800
Financial liabilities designated at fair value through profit or loss(IFRS9)
Financial liabilities designated at fair value through profit or loss (IFRS9) [Line Items]
Financial liabilities designated at fair value through profit or loss (IFRS9)	[1]	9,409,456	8,535,800
Equity-linked securities sold
Financial liabilities designated at fair value through profit or loss (IFRS9) [Line Items]
Financial liabilities designated at fair value through profit or loss (IFRS9)	[1]	6,880,811	6,439,292
Derivatives-combined securities sold
Financial liabilities designated at fair value through profit or loss (IFRS9) [Line Items]
Financial liabilities designated at fair value through profit or loss (IFRS9)	[1]	₩ 2,528,645	₩ 2,096,508

[1]	The Group designated the financial liabilities at the initial recognition (or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.